Provisions - Schedule of status and changes of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements	€ (2)	€ (179)	€ 0
Other foreign subsidiaries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	7,578	8,018	8,434
Incorporation of Group companies, net	(20)	0	(5)
Current service cost	25	31	34
Interest cost	600	546	429
Pre-retirement cost	0	0	(24)
Effect of curtailment/settlement	(2)	(3)	(3)
Benefits paid	(730)	(653)	(538)
Contributions made by employees	3	5	3
Past service cost	1	8	3
Actuarial (gains)/losses	697	(876)	(486)
Demographic actuarial (gains)/losses	40	5	16
Financial actuarial (gains)/losses	657	(881)	(502)
Exchange differences and other items	335	681	171
Net defined benefit liability (asset) at end of period	€ 8,485	€ 7,578	€ 8,018